INVESTMENTS IN NON-CONSOLIDATED AFFILIATES (Schedule of Cost Method Investments in Non Consolidated Affiliates) (Details) (CNY)	Dec. 31, 2014	Dec. 31, 2013
Cost method investments [Line item]
Total carrying value	15,000,000
2014 Affiliate Company [Member]
Cost method investments [Line item]
Total carrying value	9,000,000
2014 Second Affiliate Company [Member]
Cost method investments [Line item]
Total carrying value	6,000,000